780 North Water Street Milwaukee, WI 53202-3590 TEL 414-273-3500 Fax 414-273-5198 www.gklaw.com

November 2, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:

Frontegra Funds, Inc.
(Securities Act Registration No. 333-7305; Investment Company Act No. 811-7685)

Ladies and Gentlemen:

Attached for filing on behalf of Frontegra Funds, Inc. (the “Company”) pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find the final forms of the Company’s Prospectuses for the Frontegra Columbus Core Plus Fund, Frontegra Columbus Core Fund and the Frontegra Netols Small Cap Value Fund.

In addition, please note that in lieu of filing the forms of the Company’s Prospectuses for the Frontegra IronBridge Small Cap Fund, Frontegra IronBridge SMID Fund, Frontegra Mastholm International Equity Fund, Frontegra Sky International Value Fund, Frontegra Timpani Small Cap Growth Fund and the Statement of Additional Information included in Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A, which will be used by the Company after the effective date of Post-Effective Amendment No. 54 as required by Rule 497(c), we are hereby providing you with notice in accordance with Rule 497(j) under the Act that the Prospectuses and the Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Act would not have differed from the forms of the Prospectuses and the Statement of Additional Information contained in Post-Effective Amendment No. 54.  The text of Post-Effective Amendment No. 54 was filed electronically via EDGAR on October 28, 2009.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michele L. Racadio

Michele L. Racadio

cc:

Working Group

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, WASHINGTON DC, AND SHANGHAI PRC

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